Escrow (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Escrow Abstract
Escrow from IPO		$ 96,932
Escrow from other financing activities	52,187,762	4,800,000
Total escrow	52,187,762	4,896,932
Allowance for expected credit losses
Total Escrow, net	$ 52,187,762	$ 4,896,932